Compensation 401(K) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.9	$ 0.9	$ 1.0